Segmental Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure

23.       Segmental reporting

Shire comprises a single operating and reportable segment engaged in the research, development, licensing, manufacturing, marketing, distribution and sale of innovative specialist medicines to meet significant unmet patient needs.

This segment is supported by several key functions: a Pipeline group, consisting of R&D and Corporate Development, which prioritizes its activities towards late-stage development programs across a variety of therapeutic areas, while focusing its pre-clinical development activities primarily in Rare Diseases; a Technical Operations group responsible for the Company's global supply chain; and an In-line marketed products group which focuses on commercialized products. The In-Line marketed products group has commercial units that focus exclusively on the commercial execution of its marketed products including in the areas of HAE/LSD, Neuroscience, and Gastrointestinal (“GI”) and Internal Medicine, and to support the development of our pipeline candidates, in Ophthalmics. This ensures that the Company provides innovative treatments, and services the needs of its customers and patients, as efficiently as possible. The business is also supported by a simplified, centralized corporate function group. None of these functional groups meets all of the criteria to be an operating segment.

This single operating and reportable segment is consistent with the financial information regularly reviewed by the Executive Committee (which is Shire's chief operating decision maker) for the purposes of evaluating performance, allocating resources, and planning and forecasting future periods.

Geographic information

Revenues (based on the geographic location from which the sale originated):

Year to December 31,	2015	2014	2013
	$’M	$’M	$’M
	___________	___________	___________
Ireland	14.1	18.5	22.5
United States	4,659.2	4,174.1	3,249.3
Rest of World	1,743.4	1,829.5	1,662.5
	____________	____________	____________
Total revenues	6,416.7	6,022.1	4,934.3
	____________	____________	____________

Long-lived assets comprise all non-current assets, (excluding goodwill and other intangible assets, deferred contingent consideration assets, deferred tax assets, investments and financial instruments) based on their relevant geographic location:

Year to December 31,	2015	2014
	$’M	$’M
	___________	___________
Ireland	1.7	3.1
United States	751.3	749.8
Rest of World	82.2	91.3
	____________	____________
Total	835.2	844.2
	____________	____________

Material customers

In the periods set out below, certain customers accounted for greater than 10% of the Company's product revenues:

	2015	2015	2014	2014	2013	2013
Year to December 31,	$’M	% product revenue	$’M	% product revenue	$’M	% product revenue
	___________	___________	___________	___________	___________	___________
AmerisourceBergen Corp	1,048.3	17	759.2	13	721.0	15
McKesson Corp.	1,044.1	17	1,021.0	18	902.9	19
Cardinal Health Inc.	796.9	13	979.9	17	853.7	18
	____________	___________	____________	___________	____________	___________

Amounts outstanding as at December 31, in respect of these material customers were as follows:

					2015	2014
December 31,					$’M	$’M
					___________	___________
AmerisourceBergen Corp					171.5	134.9
McKesson Corp.					193.1	179.4
Cardinal Health Inc.					181.7	164.5
					____________	___________

In the periods set out below, revenues by major product were as follows:

	December 31,	December 31,	December 31,
	2015	2014	2013
	$’M	$’M	$’M
	___________	___________	___________

VYVANSE	1,722.2	1,449.0	1,227.8
LIALDA/MEZAVANT	684.4	633.8	528.9
CINRYZE	617.7	503.0	-
ELAPRASE	552.6	592.8	545.6
FIRAZYR	445.0	364.2	234.8
REPLAGAL	441.2	500.4	467.9
ADDERALL XR	362.8	383.2	375.4
VPRIV	342.4	366.7	342.7
PENTASA	305.8	289.7	280.6
FOSRENOL	177.6	183.0	183.4
GATTEX/REVESTIVE	141.7	-	-
XAGRID	100.8	108.5	99.4
INTUNIV	65.1	327.2	334.9
NATPARA	24.4	-	-
Other product sales	116.2	128.9	136.1
	____________	____________	____________
Total product sales	6,099.9	5,830.4	4,757.5
	____________	____________	____________